Initial Public Offering	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Initial Public Offering
NOTE 5—INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 31,625,000 Units, which includes the full exercise by the underwriters of their option to purchase an additional 4,125,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-half
of one warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a purchase price of $11.50 per share, subject to adjustment (see Note 9).